Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2025	May 06, 2026	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net income	$ (2,006)	$ (38,928)	$ 589	$ 2,508	$ (5,736)		$ 3,097
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		18,389			1,618		1,628
Amortization of finance right-of-use assets		87			246		872
Amortization of debt discount		39
(Gain) loss on disposal of property and equipment	(21)		(13)		(138)		4
Non-cash interest expense, net		17			81		42
Share-based compensation expense		2,225
Share-based transaction costs		16,074
Non-cash revenues received as digital assets		(85)
Impairment loss on digital assets		270
Expenses paid through digital assets		108
Deferred income taxes		(5,677)
Fair value adjustments on digital assets		211
Changes in operating assets and liabilities:
Accounts receivable		11,079			7,658		(9,681)
Contract assets		(18,185)			(6,660)		737
Due from related parties		(386)
Inventory		69
Prepaid expenses and other current assets		(130)			(618)		134
Accounts payable		3,693			(2,086)		11,197
Accrued expenses and other current liabilities		(1,830)			1,365		1,075
Contract liabilities		1,143			1,888		(346)
Due to related parties					(83)
Other		(15)
Net cash provided by (used in) operating activities		(11,832)			(2,465)		8,759
Cash flows from investing activities
Purchases of property and equipment		(14)			(551)		(524)
Proceeds from disposal of property and equipment					405		83
Issuance of related party note		(250)					(2,600)
Proceeds from related party note					500
Cash acquired in Bond Street Acquisition		13,386
Payments for related party transactions		(202)			(74)		(80)
Proceeds from related party transactions		145			166		13
Net cash provided by (used in) investing activities		13,147			446		(3,108)
Cash flows from financing activities
Proceeds on notes payable		315
Repayments on notes payable		(295)			(786)		(382)
Proceeds on lines of credit		8,583			48,157		66,823
Repayments on lines of credit		(9,500)			(44,466)		(61,543)
Proceeds from Founder Loan		6,640
Capital contribution from Founder		4,142
Repayments of related party loan		(334)
Proceeds from related party loan		230
Repayments of finance leases	(314)	(145)	(689)		(610)		(1,436)
Distribution and withdrawals		(25)			(3,706)		(3,044)
Net cash provided by (used in) financing activities		9,611			(1,411)		418
Net increase (decrease) in cash and cash equivalents		10,926			(3,430)		6,069
Cash and cash equivalents, at beginning of period		300
Cash and cash equivalents, at beginning of period		12,204		$ 2,545	15,634	$ 15,634	2,545
Cash and cash equivalents, at end of period	300	11,226			300	$ 11,226
Cash and cash equivalents, at end of period	$ 12,204		$ 8,614		12,204		8,614
Cash paid during the period for:
Interest		284			533		579
State franchise taxes		150					135
Income taxes
Noncash transactions:
Issuance of notes payable to settle finance lease liabilities					518		1,104
Issuance of notes payable for property and equipment					88		563
Transfer of right-of-use assets to property and equipment					1,142		1,576
Right of use asset obtained in exchange for lease liabilities		100
Shares of AIAI Class A common stock and options on Class A common stock issued in exchange for Portfolio Companies (at fair value)		451,502
Shares of AIAI Class A common stock issued in exchange for investment in affiliate (at fair value)		245,967
Shares of AIAI Class A common stock issued in exchange for AI License (at fair value)		379,317
Bond Street Limited LLC [Member]
Cash flows from investing activities
Cash acquired in Bond Street Acquisition		$ 82